UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

January 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Real Estate - 95.5%
Diversified Real Estate Activities - 7.1%
City Developments Ltd.	351,400	$2,405,122
Mitsubishi Estate Co., Ltd.	102,100	1,808,342
Mitsui Fudosan Co., Ltd.	307,000	7,458,519
New World Development Co., Ltd.	746,000	1,176,553
Sumitomo Realty & Development Co., Ltd.	89,500	3,417,993
Sun Hung Kai Properties Ltd.	173,000	2,901,650
UOL Group Ltd.	277,100	1,371,297

		20,539,476

Diversified REITs - 8.0%
Armada Hoffler Properties, Inc.	186,663	2,803,678
Empire State Realty Trust, Inc.-Class A	152,860	2,363,216
Essential Properties Realty Trust, Inc.	188,010	2,989,359
Fibra Uno Administracion SA de CV	579,830	796,869
GPT Group (The)	984,320	4,162,034
H&R Real Estate Investment Trust	111,970	1,890,951
Hulic Reit, Inc.	1,566	2,572,695
Kenedix Office Investment Corp.-Class A	230	1,579,621
Merlin Properties Socimi SA	150,152	2,014,406
Mirvac Group	1,201,670	2,106,978

		23,279,807

Health Care REITs - 6.1%
HCP, Inc.	181,920	5,737,757
Medical Properties Trust, Inc.	228,050	4,150,510
Omega Healthcare Investors, Inc.	109,040	4,382,317
Physicians Realty Trust	81,650	1,478,681
Sabra Health Care REIT, Inc.	98,240	2,017,850

		17,767,115

Hotel & Resort REITs - 2.7%
Park Hotels & Resorts, Inc.	134,450	4,042,911
RLJ Lodging Trust	195,420	3,625,041

		7,667,952

Industrial REITs - 9.3%
Duke Realty Corp.	92,470	2,703,823
Goodman Group	271,490	2,310,628
Nippon Prologis REIT, Inc.	936	2,041,309
Prologis, Inc.	147,390	10,193,492
Rexford Industrial Realty, Inc.	62,380	2,095,968
Segro PLC	320,774	2,726,804
STAG Industrial, Inc.	121,070	3,337,900
Tritax Big Box REIT PLC	895,720	1,641,626

		27,051,550

Office REITs - 10.7%
Alexandria Real Estate Equities, Inc.	42,890	5,649,042
Boston Properties, Inc.	39,750	5,241,832
Brandywine Realty Trust	123,240	1,854,762
CapitaLand Commercial Trust	1,806,400	2,528,701
Champion REIT	174,000	132,277
City Office REIT, Inc.	104,430	1,207,211
Great Portland Estates PLC	244,890	2,352,475
Ichigo Office REIT Investment	1,528	1,423,115

Company	Shares	U.S. $ Value
Inmobiliaria Colonial Socimi SA	158,440	$1,620,889
Japan Real Estate Investment Corp.	260	1,524,022
Kilroy Realty Corp.	41,600	2,931,136
Mori Trust Sogo Reit, Inc.	419	649,060
Nippon Building Fund, Inc.	340	2,199,963
Orix JREIT, Inc.	868	1,517,161

		30,831,646

Real Estate Development - 3.0%
CIFI Holdings Group Co., Ltd.	1,572,000	1,040,130
CK Asset Holdings Ltd.	799,500	6,730,835
Instone Real Estate Group AG (a)(b)	36,330	783,845
Metrovacesa SA (a)(b)	13,486	163,777

		8,718,587

Real Estate Operating Companies - 12.5%
Aroundtown SA	437,170	3,863,752
Azrieli Group Ltd.	29,100	1,549,293
CA Immobilien Anlagen AG	69,840	2,498,888
Deutsche Wohnen SE	123,050	6,147,247
Entra ASA (a)	95,709	1,386,907
Fabege AB	149,820	2,186,154
Hemfosa Fastigheter AB	187,990	1,668,538
Nyfosa AB (b)	185,920	1,004,768
Swire Properties Ltd.	731,400	2,854,785
TLG Immobilien AG	48,290	1,482,606
Vonovia SE	153,403	7,709,818
Wharf Real Estate Investment Co., Ltd.	576,000	3,940,402

		36,293,158

Real Estate Services - 2.3%
Unibail-Rodamco-Westfield (b)	36,330	6,534,859

Residential REITs - 13.7%
American Campus Communities, Inc.	56,620	2,605,652
American Homes 4 Rent-Class A	159,060	3,516,817
Apartment Investment & Management Co.-Class A	54,900	2,718,648
Camden Property Trust	49,800	4,828,110
Essex Property Trust, Inc.	21,380	5,798,256
Independence Realty Trust, Inc.	276,600	2,890,470
Killam Apartment Real Estate Investment Trust	167,576	2,136,229
Mid-America Apartment Communities, Inc.	47,630	4,823,966
Nippon Accommodations Fund, Inc.	381	2,025,539
Northview Apartment Real Estate Investment Trust	75,400	1,531,011
Sun Communities, Inc.	42,498	4,670,955
UNITE Group PLC (The)	173,270	2,069,361

		39,615,014

Retail REITs - 12.7%
Agree Realty Corp.	38,300	2,528,949
British Land Co. PLC (The)	238,880	1,799,506
Brixmor Property Group, Inc.	210,280	3,602,096
BWP Trust	375,370	995,366
Charter Hall Retail REIT	214,382	710,389
Japan Retail Fund Investment Corp.	705	1,446,244
Link REIT	307,860	3,384,040

Company	Shares	U.S. $ Value
National Retail Properties, Inc.	72,630	$3,828,327
Regency Centers Corp.	73,730	4,792,450
Retail Properties of America, Inc.-Class A	116,590	1,473,698
Simon Property Group, Inc.	66,970	12,196,576

		36,757,641

Specialized REITs - 7.4%
CubeSmart	130,000	4,023,500
Digital Realty Trust, Inc.	60,910	6,598,989
EPR Properties	32,600	2,381,756
Equinix, Inc.	4,060	1,599,640
MGM Growth Properties LLC-Class A	97,450	3,020,950
National Storage Affiliates Trust	107,530	3,129,123
Safestore Holdings PLC	99,250	751,117

		21,505,075

		276,561,880

Transportation - 1.0%
Highways & Railtracks - 1.0%
Transurban Group	334,603	2,967,346

Health Care Equipment & Services - 0.7%
Health Care Facilities - 0.7%
Chartwell Retirement Residences	188,150	2,102,091

Banks - 0.5%
Diversified Banks - 0.5%
Banco Comercial Portugues SA (b)	4,832,430	1,332,405

Materials - 0.3%
Construction Materials - 0.3%
Grupo Cementos de Chihuahua SAB de CV	137,620	758,188

Consumer Durables & Apparel - 0.2%
Homebuilding - 0.2%
Construtora Tenda SA	71,300	723,473

Capital Goods - 0.1%
Industrial Conglomerates - 0.1%
Hopewell Holdings Ltd.	56,000	258,225

Total Common Stocks (cost $247,687,706)		284,703,608

RIGHTS - 0.0%
Real Estate - 0.0%
Industrial REITs - 0.0%
Tritax Big Box REIT PLC, expiring 2/08/19 (b)(c) (cost $0)	116,833	14,864

SHORT-TERM INVESTMENTS - 1.3%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.35% (d)(e)(f) (cost $3,684,805)	3,684,805	3,684,805

Total Investments - 99.6% (cost $251,372,511) (g)		288,403,277
Other assets less liabilities - 0.4%		1,070,175

Net Assets - 100.0%		$289,473,452

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	827	JPY	93,252	2/14/19	$29,449
Bank of America, NA	JPY	89,456	USD	835	5/15/19	7,112
Barclays Bank PLC	ILS	4,614	USD	1,251	2/14/19	(19,291)
BNP Paribas SA	USD	1,209	AUD	1,667	2/14/19	3,270
Citibank, NA	EUR	837	USD	969	2/14/19	9,997
Citibank, NA	GBP	747	USD	965	2/14/19	(14,995)
Citibank, NA	NZD	1,205	USD	815	2/14/19	(18,396)
Citibank, NA	SEK	13,537	USD	1,507	2/14/19	10,033
Citibank, NA	USD	1,270	GBP	969	2/14/19	1,755
Citibank, NA	USD	654	JPY	72,867	2/14/19	15,897
Goldman Sachs Bank USA	BRL	1,786	USD	489	2/04/19	(630)
Goldman Sachs Bank USA	USD	473	BRL	1,786	2/04/19	16,578
Goldman Sachs Bank USA	MXN	43,187	USD	2,097	2/14/19	(158,170)
Goldman Sachs Bank USA	BRL	1,786	USD	472	3/06/19	(16,670)
JPMorgan Chase Bank, NA	AUD	1,274	USD	903	2/14/19	(23,301)
JPMorgan Chase Bank, NA	GBP	472	USD	600	2/14/19	(19,207)
JPMorgan Chase Bank, NA	JPY	73,400	USD	656	2/14/19	(18,518)
JPMorgan Chase Bank, NA	USD	902	GBP	704	2/14/19	21,454
JPMorgan Chase Bank, NA	USD	3,919	SGD	5,387	2/14/19	83,461
Morgan Stanley & Co., Inc.	BRL	1,786	USD	454	2/04/19	(36,167)
Morgan Stanley & Co., Inc.	USD	489	BRL	1,786	2/04/19	630
Morgan Stanley & Co., Inc.	GBP	938	USD	1,210	2/14/19	(21,215)
Morgan Stanley & Co., Inc.	JPY	153,625	USD	1,360	2/14/19	(51,748)
Morgan Stanley & Co., Inc.	SGD	1,613	USD	1,183	2/14/19	(14,657)
Morgan Stanley & Co., Inc.	USD	788	EUR	686	2/14/19	(2,418)
Morgan Stanley & Co., Inc.	USD	3,338	GBP	2,537	2/14/19	(9,212)
Morgan Stanley & Co., Inc.	USD	748	JPY	83,120	2/14/19	15,269
Morgan Stanley & Co., Inc.	USD	1,225	NOK	10,190	2/14/19	(15,787)
Morgan Stanley & Co., Inc.	USD	1,503	SEK	13,537	2/14/19	(5,806)
Natwest Markets PLC	JPY	211,987	USD	1,896	2/14/19	(51,696)
Natwest Markets PLC	NOK	10,190	USD	1,249	2/14/19	40,326
Natwest Markets PLC	USD	1,509	CHF	1,486	5/15/19	(280)
Natwest Markets PLC	USD	908	JPY	97,392	5/15/19	(6,861)
Standard Chartered Bank	CHF	1,647	USD	1,663	2/14/19	5,520
Standard Chartered Bank	USD	1,777	JPY	198,587	2/14/19	47,879
Standard Chartered Bank	USD	844	JPY	90,500	5/15/19	(6,787)
State Street Bank & Trust Co.	AUD	1,003	USD	713	2/14/19	(15,753)
State Street Bank & Trust Co.	EUR	4,797	USD	5,482	2/14/19	(13,051)
State Street Bank & Trust Co.	GBP	807	USD	1,043	2/14/19	(16,481)
State Street Bank & Trust Co.	JPY	33,014	USD	294	2/14/19	(9,073)
State Street Bank & Trust Co.	SGD	2,758	USD	2,017	2/14/19	(31,575)
State Street Bank & Trust Co.	USD	907	AUD	1,297	2/14/19	35,922
State Street Bank & Trust Co.	USD	2,940	CHF	2,927	2/14/19	6,463
State Street Bank & Trust Co.	USD	1,225	EUR	1,072	2/14/19	3,334

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	219	JPY	24,200	2/14/19	$3,687
State Street Bank & Trust Co.	USD	899	MXN	18,476	2/14/19	65,692
State Street Bank & Trust Co.	USD	818	NZD	1,205	2/14/19	15,500
State Street Bank & Trust Co.	CAD	625	USD	473	5/15/19	(4,058)
UBS AG	EUR	868	USD	1,012	2/14/19	17,172

						$(145,403)

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, the aggregate market value of these securities amounted to $2,334,529 or 0.8% of net assets.

(b)	Non-income producing security.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of January 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,806,883 and gross unrealized depreciation of investments was $(3,921,520), resulting in net unrealized appreciation of $36,885,363.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN *

January 31, 2019 (unaudited)

51.9%	United States
10.3%	Japan
7.4%	Hong Kong
6.9%	Germany
4.6%	Australia
3.9%	United Kingdom
2.7%	Canada
2.3%	France
2.2%	Singapore
1.7%	Sweden
1.3%	Spain
0.9%	Austria
0.5%	Mexico
2.1%	Other
1.3%	Short-Term

100.0%	Total Investments

*

All data are as of January 31, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following countries: Brazil, China, Israel, Norway and Portugal.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

January 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Real Estate	$161,392,869		$115,169,011		$	– 0	–	$276,561,880
Transportation	– 0	–	2,967,346			– 0	–	2,967,346
Health Care Equipment & Services	2,102,091		– 0	–		– 0	–	2,102,091
Banks	– 0	–	1,332,405			– 0	–	1,332,405
Materials	758,188		– 0	–		– 0	–	758,188
Consumer Durables & Apparel	– 0	–	723,473			– 0	–	723,473
Capital Goods	– 0	–	258,225			– 0	–	258,225
Rights	– 0	–	– 0	–		14,864		14,864
Short-Term Investments	3,684,805		– 0	–		– 0	–	3,684,805

Total Investments in Securities	167,937,953		120,450,460	(a)		14,864		288,403,277
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	456,400			– 0	–	456,400
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(601,803)			– 0	–	(601,803)

Total (c)	$167,937,953		$120,305,057			$14,864		$288,257,874

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Rights			Total
Balance as of 10/31/18	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		14,864			14,864
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 1/31/19		$14,864			$14,864

Net change in unrealized appreciation/depreciation from investments held as of 1/31/19		$14,864			$14,864

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,070	$17,323	$14,708	$3,685	$5

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2019